COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short term lease payments	¥ 226
Material liabilities	¥ 0	¥ 0	¥ 0